OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 275,950	$ 252,624
Total expense	29,862	28,213	$ 27,758
Net defined benefit liability (asset) - ending balance	312,293	275,950	$ 252,624
Unfunded Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	275,950
Net defined benefit liability (asset) - ending balance	312,293	275,950
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Transfers, new participants and funding of the plan	(3,177)	840
Total expense	29,862	28,213
Remeasurements	38,263	15,068
Effect of changes in demographic assumptions	22,575	(4,950)
Effect of changes in financial assumptions	2,272	14,110
Effect of experience adjustments	13,416	5,908
Translation differences	(283)	10,527
Contributions paid	$ (28,322)	$ (31,322)